CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 108.1%
United States Treasury Obligations: 98.8%
	United States Treasury Bills
$40,000,000	0.00% 11/24/20 (a)	$39,995,351
8,000,000	0.01% 10/15/20 (a)	7,999,689
8,000,000	0.01% 11/10/20 (a)	7,999,244
5,000,000	0.01% 12/17/20 (a)	4,999,118
30,000,000	0.10% 02/25/21	29,988,363
30,000,000	0.12% 10/08/20	29,999,300
25,000,000	0.12% 02/18/21	24,991,250
20,000,000	0.13% 10/01/20 (a)	20,000,000
20,000,000	0.13% 01/21/21	19,994,244
55,000,000	0.14% 11/19/20 (a)	54,989,407
50,000,000	0.15% 10/22/20 (a)	49,995,625
20,000,000	0.15% 10/29/20 (a)	19,997,744
45,000,000	0.18% 11/05/20	44,992,125
7,000,000	0.85% 11/17/20	6,999,223
		362,940,683

Number of Shares
Money Market Fund: 9.3%
34,406,333	Invesco Treasury Portfolio - Institutional Class	34,406,333
Total Short-Term Investments (Cost: $397,340,726)		397,347,016
Liabilities in excess of other assets: (8.1)%		(29,881,753)
NET ASSETS: 100.0%		$367,465,263

Total Return Swap Contracts

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$369,321,000	0.52%	Monthly	10/14/20	$(2,905,443)	(0.8)%

Footnotes:
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $64,994,049.
(b)	The rate shown reflects the rate in effect at the reporting period: 3-Month T-Bill rate + 0.42%.

Summary of Investments by Sector	% of Investments	Value
Government	91.3%	$362,940,683
Money Market Fund	8.7	34,406,333
	100.0%	$397,347,016

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 32.8%
Argentina: 0.6%
USD	206,000	Cia General de Combustibles SA 144A 9.50%, 03/08/25	$159,652

Canada: 1.3%
	350,000	IAMGOLD Corp. 144A 5.75%, 10/15/28 †	340,812

Cayman Islands: 5.8%
	282,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	289,748
		China Evergrande Group Reg S
	345,000	9.50%, 03/29/24	282,034
	79,000	12.00%, 01/22/24	69,722
	281,000	Country Garden Holdings Co. Ltd. Reg S 5.63%, 01/14/30	305,644
	294,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	286,650
	299,000	Yuzhou Group Holdings Co. Ltd. Reg S 7.38%, 01/13/26	287,779
			1,521,577
China / Hong Kong: 0.7%
	165,000	Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	175,515

Georgia: 1.1%
	295,000	Georgia Global Utilities JSC 144A 7.75%, 07/30/25	297,795

Ireland: 1.2%
	300,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	312,750

Israel: 1.4%
	350,000	Leviathan Bond Ltd. Reg S 144A 6.75%, 06/30/30	363,125

Luxembourg: 3.4%
	330,000	Kernel Holding SA 144A 6.50%, 10/17/24	331,155
	53,000	MHP Lux SA 144A 6.25%, 09/19/29	50,614
	201,000	MHP Lux SA Reg S 6.25%, 09/19/29	191,951
	299,000	Nexa Resources SA 144A 6.50%, 01/18/28	326,770
			900,490
Mauritius: 0.8%
	213,000	Vedanta Holdings Mauritius II Ltd. 144A 13.00%, 08/21/23	219,576

Mexico: 3.2%
	292,000	Cemex SAB de CV 144A 7.38%, 06/05/27	315,913
		Coca-Cola Femsa SAB de CV
	138,000	1.85%, 09/01/32	138,488
	280,000	5.25%, 11/26/43	380,513
	380,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	8
			834,922
Mongolia: 1.2%
	315,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	236,407
	106,000	Mongolian Mining Corp. / Energy Resources LLC Reg S 9.25%, 04/15/24	79,553
			315,960
Netherlands: 2.7%
		IHS Netherlands Holdco BV 144A
	86,000	7.13%, 03/18/25	88,150
	255,000	8.00%, 09/18/27	262,650
	352,000	Metinvest BV Reg S 8.50%, 04/23/26	355,643
			706,443
Panama: 1.5%
	390,000	AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	400,725

South Africa: 3.1%
	360,000	Eskom Holdings SOC Ltd. 144A 7.13%, 02/11/25	330,223
	522,000	Eskom Holdings SOC Ltd. Reg S 7.13%, 02/11/25	478,823
			809,046
United Kingdom: 3.5%
	57,000	AngloGold Ashanti Holdings Plc 3.75%, 10/01/30	58,591
	426,000	Fresnillo Plc 144A 4.25%, 10/02/50	422,681
	160,000	Tullow Oil Plc 144A 7.00%, 03/01/25	75,200
		Tullow Oil Plc Reg S
	282,000	6.25%, 04/15/22	146,640
	172,000	7.00%, 03/01/25	80,840
	185,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	150,314
			934,266
Vietnam: 1.3%
	325,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	332,861

Total Corporate Bonds (Cost: $8,978,663)			8,625,515
GOVERNMENT OBLIGATIONS: 62.8%
Angola: 1.7%
		Angolan Government International Bonds 144A
	462,000	8.00%, 11/26/29 †	367,270
	100,000	9.13%, 11/26/49	78,250
			445,520
Argentina: 2.7%
	499	Provincia de Buenos Aires Reg S 4.00%, 05/15/35	203
	13,000	Provincia de Mendoza 144A 8.38%, 05/19/24	8,580
	1,064,000	Provincia de Mendoza Reg S 8.38%, 05/19/24	702,240
			711,023
China / Hong Kong: 4.5%
		China Government Bonds
CNY	4,680,000	2.68%, 05/21/30	660,939
	1,810,000	2.85%, 06/04/27	259,989
	1,810,000	3.81%, 09/14/50	264,112
			1,185,040
Costa Rica: 2.5%
USD	699,000	Costa Rica Government International Bond Reg S 6.13%, 02/19/31	659,681

Dominican Republic: 1.5%
DOP	7,700,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	134,856
	14,350,000	Dominican Republic International Bond Reg S 8.90%, 02/15/23	246,508
			381,364
Gabon: 1.0%
USD	303,000	Gabon Government International Bond 144A 6.63%, 02/06/31	271,787

Honduras: 2.2%
	537,000	Honduras Government International Bond 144A 5.63%, 06/24/30	577,006

Israel: 2.0%
	446,000	Israel Government International Bond 3.88%, 07/03/50	537,430

Jordan: 2.3%
	67,000	Jordan Government International Bond 144A 4.95%, 07/07/25	66,954
	531,000	Jordan Government International Bond Reg S 4.95%, 07/07/25	530,635
			597,589
Laos: 2.2%
	280,000	Laos Government International Bond 144A 6.88%, 06/30/21	231,001
	407,000	Laos Government International Bond Reg S 6.88%, 06/30/21	347,986
			578,987
Mexico: 5.4%
		Petroleos Mexicanos
	302,000	6.63%, 06/15/35	251,264
	207,000	6.88%, 08/04/26	199,495
MXN	13,590,000	7.47%, 11/12/26	488,175
USD	526,000	Petroleos Mexicanos Reg S
		6.49%, 01/23/27	493,651
			1,432,585
Mongolia: 4.5%
		Mongolia Government International Bonds Reg S
	1,084,000	5.63%, 05/01/23	1,117,895
	63,000	8.75%, 03/09/24	70,723
			1,188,618
Philippines: 2.4%
		Philippine Government International Bonds
PHP	17,331,000	3.90%, 11/26/22	365,996
	9,368,000	6.25%, 01/14/36	252,707
			618,703
Romania: 4.2%
		Romania Government Bonds
RON	2,420,000	3.65%, 07/28/25	593,739
	2,080,000	3.65%, 09/24/31	498,161
			1,091,900
South Africa: 2.4%
USD	608,000	Republic of South Africa Government International Bond 5.88%, 06/22/30 †	623,164

Suriname: 2.5%
	1,108,000	Republic of Suriname International Bond Reg S 9.25%, 10/26/26	662,584

Tajikistan: 4.1%
	99,000	Republic of Tajikistan International Bond 144A 7.13%, 09/14/27	81,304
	1,208,000	Republic of Tajikistan International Bond Reg S 7.13%, 09/14/27	992,070
			1,073,374
Thailand: 4.6%
		Thailand Government Bonds
THB	12,580,000	1.60%, 12/17/29	406,384
	21,136,000	3.30%, 06/17/38	810,072
			1,216,456
Tunisia: 1.0%
USD	294,000	Banque Centrale de Tunisie International Bond 144A 5.75%, 01/30/25	265,565

United Arab Emirates: 2.0%
	462,000	Emirate of Dubai Government International Bond Reg S 5.25%, 01/30/43	528,373

Uruguay: 7.1%
		Uruguay Government International Bonds Reg S
UYU	52,205,000	8.50%, 03/15/28	1,276,658
	24,316,000	9.88%, 06/20/22	599,400
			1,876,058
Total Government Obligations (Cost: $16,594,406)			16,522,807

Number Of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	0

MONEY MARKET FUND: 4.6% (Cost: $1,211,343)
	1,211,343	Invesco Treasury Portfolio - Institutional Class
			1,211,343
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $26,784,412)			26,359,665
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3% (Cost: $883,233)
Money Market Fund: 3.3%
	883,233	State Street Navigator Securities Lending Government Money Market Portfolio
			883,233

Total Investments: 103.5% (Cost: $27,667,645)			27,242,898
Liabilities in excess of other assets: (3.5)%			(931,475)
NET ASSETS: 100.0%			$26,311,423

Definitions:
CNY	Chinese Yuan
DOP	Dominican Peso
MXN	Mexican Peso
PHP	Philippine Peso
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso

Footnotes:
(d)	Security in default
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $1,206,389.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,949,632, or 26.4% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2020

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	MXN	10,325,688	USD	472,961	10/13/2020	$ 6,581
State Street Bank And Trust Company	EUR	969,216	USD	1,135,089	10/26/2020	(1,830)
						$ 4,751

Definitions:
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.1%	$1,874,387
Consumer, Non-cyclical	4.2	1,092,721
Energy	4.3	1,141,417
Financial	7.6	2,009,842
Government	62.7	16,522,807
Industrial	2.5	666,721
Utilities	7.0	1,840,427
Money Market Fund	4.6	1,211,343
	100.0%	$26,359,665

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.1%
Argentina: 0.7%
14,750	MercadoLibre, Inc. (USD) *	$15,966,580
Brazil: 4.3%
4,861,300	Fleury SA	22,921,922
6,049,500	JSL SA *	8,973,154
1,386,200	Locaweb Servicos de Internet SA Reg S 144A *	14,713,827
6,915,700	Movida Participacoes SA	20,023,377
6,654,577	Rumo SA *	22,585,202
521,296	Vasta Platform Ltd. (USD) *	8,043,597
		97,261,079
China / Hong Kong: 43.0%
667,400	Alibaba Group Holding Ltd. (ADR) *	196,202,252
6,422,000	Alibaba Health Information Technology Ltd. * #	15,792,124
9,839,500	A-Living Services Co. Ltd. Reg S 144A #	50,340,843
167,000	Baozun, Inc. (ADR) * †	5,425,830
81,000	BeiGene Ltd. (ADR) *	23,201,640
8,365,994	China Animal Healthcare Ltd. # ∞	0
5,240,000	China Conch Venture Holdings Ltd. #	24,376,959
20,604,000	China Education Group Holdings Ltd. Reg S #	37,907,705
27,355,000	Fu Shou Yuan International Group Ltd. #	26,719,143
566,100	GDS Holdings Ltd. (ADR) *	46,323,963
1,117,000	HUYA, Inc. (ADR) * †	26,752,150
6,200,000	Jinxin Fertility Group Ltd. Reg S 144A † #	7,867,344
1,569,000	Meituan Dianping Reg S * #	49,425,512
76,000	Ming Yuan Cloud Group Holdings Ltd. *	284,385
20,700	NetEase, Inc. (ADR)	9,411,669
201,000	New Oriental Education & Technology Group, Inc. (ADR) *	30,049,500
405,000	OneConnect Financial Technology Co. Ltd. (ADR) * †	8,626,500
9,727,959	Ping An Bank Co. Ltd. #	21,766,052
2,228,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	28,747,555
7,599,000	Ping An Insurance Group Co. of China Ltd. #	78,884,065
634,000	Shenzhou International Group Holdings Ltd. #	10,796,308
2,238,500	Tencent Holdings Ltd. #	151,195,834
1,157,000	Tencent Music Entertainment Group (ADR) *	17,088,890
13,030,000	Topsports International Holdings Ltd. Reg S 144A #	18,115,023
384,917	Wuliangye Yibin Co. Ltd. #	12,549,162
273,000	WuXi AppTec Co. Ltd. Reg S 144A † #	3,947,789
1,919,000	Wuxi Biologics Cayman, Inc. Reg S 144A * #	47,030,965
517,962	Yifeng Pharmacy Chain Co. Ltd. #	7,569,154
307,000	Yum China Holdings, Inc. (USD) *	16,255,650
		972,653,966
Egypt: 2.3%
41,387,115	Cleopatra Hospital *	13,257,528
6,163,312	Commercial International Bank Egypt SAE #	25,991,509
4,211,460	Fawry for Banking & Payment Technology Services SAE *	6,814,738
14,870,278	Juhayna Food Industries #	5,984,685
		52,048,460
Georgia: 0.8%
1,212,197	Bank of Georgia Group Plc (GBP) * #	13,940,450
815,197	Georgia Capital Plc (GBP) * #	3,855,864
		17,796,314
Germany: 1.9%
382,000	Delivery Hero SE Reg S 144A * #	43,830,393
Hungary: 0.6%
442,000	OTP Bank Nyrt * #	13,303,639
India: 9.7%
3,290,007	Bandhan Bank Ltd. Reg S 144A #	12,333,745
6,675,000	Cholamandalam Investment and Finance Co. Ltd. #	22,523,711
3,607,000	HDFC Bank Ltd. #	52,920,610
816,000	HDFC Bank Ltd. (ADR)	40,767,360
20,957,220	Lemon Tree Hotels Ltd. Reg S 144A * #	7,918,509
1,585,000	Oberoi Realty Ltd. #	8,485,929
1,908,200	Phoenix Mills Ltd. #	15,054,634
1,477,000	Reliance Industries Ltd. #	44,727,139
98,466	Reliance Industries Ltd. * #	1,803,024
775,000	Titan Co. Ltd. #	12,606,280
		219,140,941
Indonesia: 1.9%
138,500,000	Bank BTPN Syariah Tbk PT #	30,669,579
56,375,000	Bank Rakyat Indonesia Tbk PT #	11,565,570
		42,235,149
Kenya: 0.8%
62,420,000	Safaricom Plc #	17,179,568
Kuwait: 0.5%
1,481,090	Human Soft Holding Co. KSC * #	12,560,919
Mexico: 2.0%
8,110,647	Qualitas Controladora SAB de CV	30,632,030
6,222,000	Regional SAB de CV †	14,663,339
		45,295,369
Netherlands: 2.9%
700,727	Prosus NV * #	64,678,935
Philippines: 3.7%
49,622,700	Ayala Land, Inc. #	30,540,584
159,800,000	Bloomberry Resorts Corp. * #	24,270,907
12,263,740	International Container Terminal Services, Inc. #	27,978,083
		82,789,574
Russia: 3.0%
5,664,700	Detsky Mir PJSC Reg S 144A #	8,550,844
2,121,000	Sberbank of Russia PJSC (ADR) #	24,761,530
543,000	Yandex NV (USD) * †	35,430,750
		68,743,124
Saudi Arabia: 0.1%
147,000	Leejam Sports Co. JSC #	2,797,061
Singapore: 1.2%
180,000	Sea Ltd. (ADR) *	27,727,200
South Africa: 2.5%
9,026,708	Advtech Ltd. *	4,720,834
142,727	Naspers Ltd. #	25,208,988
21,069,810	Transaction Capital Ltd. #	27,157,544
		57,087,366
South Korea: 5.2%
301,000	Douzone Bizon Co. Ltd. #	26,822,687
63,600	Naver Corp. #	16,162,106
19,900	NCSoft Corp. #	13,713,749
164,185	Samsung SDI Co. Ltd. #	60,652,953
		117,351,495
Spain: 0.8%
923,367	CIE Automotive SA #	17,422,808
Taiwan: 3.9%
5,600,000	Chroma ATE, Inc. #	29,850,259
2,053,132	Poya International Co. Ltd. #	39,269,861
865,000	Wiwynn Corp. #	19,660,378
		88,780,498
Thailand: 1.5%
6,194,000	CP ALL PCL #	11,807,630
9,218,176	Srisawad Corp. PCL (NVDR) #	14,298,100
348,334	Srisawad Corp. PCL - Foreign * #	540,293
14,565,000	Thai Beverage PCL (SGD) #	6,480,366
		33,126,389
Turkey: 2.4%
3,102,147	AvivaSA Emeklilik ve Hayat AS #	5,623,539
9,375,392	MLP Saglik Hizmetleri AS Reg S 144A * #	20,797,407
10,507,140	Sok Marketler Ticaret AS * #	16,230,756
3,864,000	Tofas Turk Otomobil Fabrikasi AS #	12,279,117
		54,930,819
United Kingdom: 1.1%
12,408,714	Helios Towers Plc * #	24,953,463
812,346	Hirco Plc * # ∞	0
		24,953,463
United States: 1.3%
2,179,000	Laureate Education, Inc. *	28,937,120
Total Common Stocks (Cost: $1,670,608,365)		2,218,598,229
WARRANTS: 0.0%
Thailand: 0.0%
423,447	Srisawad Corp. PCL (THB 100.00, expiring 08/29/25) * #	156,350
13,933	Srisawad Corp. PCL (THB 100.00, expiring 08/29/25) * #	5,145
Total Warrants (Cost: $0)		161,495
MONEY MARKET FUND: 1.9% (Cost: $43,075,930)
43,075,930	Invesco Treasury Portfolio - Institutional Class	43,075,930
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,713,684,295)		2,261,835,654
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $10,355,990)
Money Market Fund: 0.4%
10,355,990	State Street Navigator Securities Lending Government Money Market Portfolio	10,355,990
Total Investments: 100.4% (Cost: $1,724,040,285)		2,272,191,644
Liabilities in excess of other assets: (0.4)%		(9,920,639)
NET ASSETS: 100.0%		$2,262,271,005

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $93,390,499.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,522,958,737 which represents 67.3% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $264,194,244, or 11.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.0%	$339,615,378
Consumer Discretionary	31.9	720,244,061
Consumer Staples	2.7	60,621,753
Energy	2.2	50,477,952
Financials	19.7	446,360,025
Health Care	8.0	179,616,486
Industrials	6.8	154,277,617
Information Technology	9.4	213,465,305
Real Estate	2.4	54,081,147
Money Market Fund	1.9	43,075,930
	100.0%	$2,261,835,654

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Australia: 0.9%
87,700	BHP Group Ltd. (ADR) †	$4,534,967
Canada: 24.8%
265,206	Agnico-Eagle Mines Ltd. (USD)	21,113,050
1,193,400	B2Gold Corp. (USD)	7,780,968
716,745	Barrick Gold Corp. (USD)	20,147,702
2,083,800	First Quantum Minerals Ltd.	18,575,875
1,631,900	Kinross Gold Corp. (USD)	14,393,358
373,398	Kirkland Lake Gold Ltd. (USD)	18,195,685
1,655,800	Lundin Mining Corp.	9,239,303
387,271	Nutrien Ltd. (USD)	15,192,641
		124,638,582
Cayman Islands: 0.5%
226,800	Alussa Energy Acquisition Corp. (USD) *	2,252,124
Finland: 1.2%
111,600	Neste Oil Oyj #	5,876,821
Israel: 7.4%
156,800	SolarEdge Technologies, Inc. (USD) *	37,373,280
Norway: 1.8%
313,600	Equinor ASA (ADR) †	4,409,216
119,600	Yara International ASA #	4,602,177
		9,011,393
Russia: 0.6%
130,200	MMC Norilsk Nickel PJSC (ADR) #	3,140,837
South Africa: 2.2%
900,600	Sibanye Stillwater Ltd. (ADR) †	10,032,684
420,900	Sibanye Stillwater Ltd. * †	1,168,159
		11,200,843
United Kingdom: 5.0%
454,500	Anglo American Plc #	10,995,979
233,900	Rio Tinto Plc (ADR) †	14,125,221
		25,121,200
United States: 52.7%
106,300	Bunge Ltd.	4,857,910
228,600	Cabot Oil & Gas Corp.	3,968,496
148,800	CF Industries Holdings, Inc.	4,569,648
87,734	Chart Industries, Inc. *	6,165,068
132,900	Chevron Corp.	9,568,800
178,100	Cimarex Energy Co.	4,333,173
112,982	Concho Resources, Inc.	4,984,766
186,966	Corteva, Inc.	5,386,490
163,668	Diamondback Energy, Inc.	4,929,680
34,566	Dow, Inc.	1,626,330
32,766	DuPont de Nemours, Inc.	1,817,858
138,200	FMC Corp.	14,636,762
1,150,900	Freeport-McMoRan, Inc. *	18,000,076
515,491	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,789,805
50,500	IPG Photonics Corp. *	8,583,485
23,900	Kansas City Southern	4,321,837
171,100	Kirby Corp. *	6,188,687
377,400	Liberty Oilfield Services, Inc. * †	3,015,426
233,900	Louisiana-Pacific Corp.	6,902,389
317,555	Newmont Mining Corp.	20,148,865
132,900	Ormat Technologies, Inc. †	7,855,719
741,500	Parsley Energy, Inc.	6,940,440
85,100	Pioneer Natural Resources Co.	7,317,749
45,200	Sanderson Farms, Inc.	5,332,244
207,300	Solaris Oilfield Infrastructure, Inc.	1,314,282
643,400	Star Peak Energy Transition Corp. *	6,594,850
595,600	Sunrun, Inc. *	45,902,892
233,900	Tyson Foods, Inc.	13,912,372
23,900	Union Pacific Corp.	4,705,193
167,400	Valero Energy Corp.	7,251,768
454,500	WPX Energy, Inc. *	2,227,050
		265,150,110
Total Common Stocks (Cost: $344,080,081)		488,300,157
WARRANTS: 0.0% (Cost: $81,965)
United States: 0.0%
120,350	Alussa Energy Acquisition Corp. (USD 11.50, expiring 10/31/26) *	78,227
MONEY MARKET FUND: 1.3% (Cost: $6,344,038)
6,344,038	Invesco Treasury Portfolio - Institutional Class	6,344,038
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $350,506,084)		494,722,422
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $4,121,528)
Money Market Fund: 0.8%
4,121,528	State Street Navigator Securities Lending Government Money Market Portfolio	4,121,528
Total Investments: 99.2% (Cost: $354,627,612)		498,843,950
Other assets less liabilities: 0.8%		3,923,936
NET ASSETS: 100.0%		$502,767,886

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,515,221.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,615,814 which represents 4.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	4.9%	$24,102,526
Energy	14.5	72,047,442
Industrials	13.6	67,283,677
Information Technology	9.3	45,956,765
Materials	50.4	249,342,450
Real Estate	4.4	21,789,805
Utilities	1.6	7,855,719
Money Market Fund	1.3	6,344,038
	100.0%	$494,722,422

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.2%
Australia: 17.5%
40,613,982	Bellevue Gold Ltd. * #	$30,027,347
16,328,422	De Grey Mining Ltd. * † #	14,604,674
8,342,400	Emerald Resources NL * #	3,575,388
9,724,287	Evolution Mining Ltd. #	40,622,550
12,016,812	Gold Road Resources Ltd. * #	12,660,903
3,636,400	Northern Star Resources Ltd. #	36,033,233
5,777,248	Saracen Mineral Holdings Ltd. * #	21,718,197
46,967,900	West African Resources Ltd. ‡ * #	36,508,756
		195,751,048
Canada: 67.7%
657,800	Agnico-Eagle Mines Ltd. (USD)	52,367,458
2,567,814	Alamos Gold, Inc. (USD)	22,622,441
13,550,136	B2Gold Corp. (USD) †	88,346,887
2,681,000	Barrick Gold Corp. (USD)	75,362,910
948,000	Bear Creek Mining Corp. ø	2,242,650
2,524,800	Bear Creek Mining Corp. *	5,972,829
4,790,000	Benchmark Metals, Inc. * # ø	3,932,016
3,784,730	Bonterra Resources, Inc. *	3,183,431
7,541,239	Corvus Gold, Inc. ‡ *	22,144,301
1,581,703	Equinox Gold Corp. *	18,471,317
1,070,800	Equinox Gold Corp. (USD) *	12,539,068
25,800	Franco-Nevada Corp. (USD)	3,601,164
7,271,900	Galway Metals, Inc. * # ø ∞	7,329,472
5,512,686	GoGold Resources, Inc. * †	6,334,279
2,725,643	GoGold Resources, Inc. * # ø	3,131,864
4,470,444	Gold Standard Ventures Corp. (USD) *	3,486,946
739,000	Golden Star Resources Ltd. (USD) * †	3,185,090
428,500	Great Bear Resources Ltd. * # ø	4,927,482
147,794	Great Bear Resources Ltd. *	1,690,438
7,790,900	Kinross Gold Corp. (USD)	68,715,738
1,702,348	Kirkland Lake Gold Ltd. (USD)	82,955,418
25,038,373	Liberty Gold Corp. ‡ *	39,864,332
750,800	Lundin Gold, Inc. *	6,822,635
6,280,000	Marathon Gold Corp. *	10,658,856
2,867,200	Midas Gold Corp. *	2,971,526
424,600	NovaGold Resources, Inc. (USD) *	5,048,494
1,388,900	O3 Mining, Inc. * # ø	3,201,472
12,950,175	Orezone Gold Corp. ‡ *	8,558,563
714,396	Osisko Mining, Inc. * # ø	1,793,041
5,603,100	Osisko Mining, Inc. *	14,601,597
872,700	Pretium Resources, Inc. (USD) *	11,205,468
3,612,000	Probe Metals, Inc. *	4,014,690
14,682,600	Pure Gold Mining, Inc. *	23,927,935
5,058,500	Pure Gold Mining, Inc. * # ø	8,243,735
8,976,056	Rio2 Ltd. *	5,392,847
9,812,200	Sabina Gold and Silver Corp. *	19,012,036
829,100	SSR Mining, Inc. (USD) * †	15,479,297
1,088,986	Wheaton Precious Metals Corp. (USD)	53,436,543
5,368,709	Yamana Gold, Inc. (USD)	30,494,267
		757,270,533
Monaco: 1.0%
447,279	Endeavour Mining Corp. (CAD) *	11,135,368
South Africa: 2.8%
567,700	AngloGold Ashanti Ltd. (ADR)	14,975,926
1,295,000	Gold Fields Ltd. (ADR)	15,915,550
		30,891,476
United States: 7.2%
2,519,222	Argonaut Gold, Inc. (CAD) *	5,089,337
1,190,176	Newmont Mining Corp.	75,516,667
		80,606,004
Total Common Stocks (Cost: $447,082,274)		1,075,654,429
WARRANTS: 1.7%
Canada: 1.7%
2,395,000	Benchmark Metals, Inc. (CAD 1.80, expiring 09/21/22) * # ø	752,737
352,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * #	4,917
10,822,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	12,353,603
1,330,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * #	622,609
1,754,500	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * #	1,090,608
694,450	O3 Mining, Inc. (CAD 3.25, expiring 6/18/22) * # ø	417,124
357,198	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ø	167,151
3,172,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * #	3,264,109
Total Warrants (Cost: $2,579,247)		18,672,858
MONEY MARKET FUND: 2.0% (Cost: $22,034,141)
22,034,141	Invesco Treasury Portfolio - Institutional Class	22,034,141
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $471,695,662)		1,116,361,428
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $213,538)
Money Market Fund: 0.0%
213,538	State Street Navigator Securities Lending Government Money Market Portfolio	213,538
Total Investments: 99.9% (Cost: $471,909,200)		1,116,574,966
Other assets less liabilities: 0.1%		1,580,512
NET ASSETS: 100.0%		$1,118,155,478

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,371,721.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $246,982,988 which represents 22.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $36,138,744, or 3.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Restricted securities held by the Fund as of September 30, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	10/21/2009	948,000	$2,824,202	$2,242,650	0.2%
Benchmark Metals, Inc.	09/15/2020	4,790,000	3,967,883	3,932,016	0.3
Benchmark Metals, Inc. Warrants	09/15/2020	2,395,000	753,118	752,737	0.1
Galway Metals, Inc.	06/23/2020	7,271,900	2,360,658	7,329,472	0.7
GoGold Resources, Inc.	04/22/2020	2,725,643	2,002,864	3,131,864	0.3
Great Bear Resources Ltd.	05/28/2020	428,500	3,434,346	4,927,482	0.4
O3 Mining, Inc.	06/18/2020	1,388,900	2,014,238	3,201,472	0.3
O3 Mining, Inc. Warrants	06/18/2020	694,450	390,739	417,124	0.0
Osisko Mining, Inc.	06/24/2020	714,396	1,644,888	1,793,041	0.2
Osisko Mining, Inc. Warrants	06/24/2020	357,198	271,650	167,151	0.0
Pure Gold Mining, Inc.	08/26/2020	5,058,500	3,571,215	8,243,735	0.7
			$23,235,801	$36,138,744	3.2%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	88.0%	$983,043,808
Precious Metals & Minerals	5.2	57,846,936
Silver	4.8	53,436,543
Money Market Funds	2.0	22,034,141
	100.0%	$1,116,361,428

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2020 is set forth below:

Affiliates	Value 12/31/19		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20
Corvus Gold, Inc.	$11,218,742		$1,725,552	$—	$—	$—	$9,200,007	$22,144,301
Liberty Gold Corp. Ø	2,603,383		—	(1,320,918)	—	—	(1,282,465)	—
Liberty Gold Corp.	15,682,873		4,066,068	—	—	—	20,115,391	39,864,332
Liberty Gold Corp. Warrant	3,750,260		—	—	—	—	8,603,343	—	(a)
Orezone Gold Corp.	—	(b)	2,262,289	—	(998,765)	—	3,676,943	8,558,563
West African Resources Ltd.	—	(b)	2,227,055	—	—	—	21,557,352	36,508,756
	$33,255,258		$10,280,964	$(1,320,918)	$(998,765)	$—	$61,870,571	$107,075,952

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period
Ø	Restricted Security

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 7.1%
9,707	Bank of America Corp.	$233,842
6,565	US Bancorp	235,355
9,672	Wells Fargo & Co.	227,389
		696,586
Capital Goods: 10.9%
1,429	Boeing Co. *	236,156
925	Caterpillar, Inc.	137,964
1,824	Emerson Electric Co.	119,600
1,630	General Dynamics Corp.	225,641
325	Lockheed Martin Corp.	124,566
3,961	Raytheon Technologies Corp.	227,916
		1,071,843
Consumer Durables & Apparel: 2.4%
4,752	Harley-Davidson, Inc.	116,614
1,334	Polaris Industries, Inc.	125,849
		242,463
Diversified Financials: 8.9%
2,407	American Express Co.	241,302
1,239	Berkshire Hathaway, Inc. *	263,833
224	BlackRock, Inc.	126,235
6,848	The Charles Schwab Corp.	248,103
		879,473
Energy: 2.4%
5,041	Cheniere Energy, Inc. *	233,247
Food, Beverage & Tobacco: 10.9%
5,792	Altria Group, Inc.	223,803
1,320	Constellation Brands, Inc.	250,153
3,667	Kellogg Co.	236,851
3,206	Philip Morris International, Inc.	240,418
2,614	The Coca-Cola Co.	129,053
		1,080,278
Health Care Equipment & Services: 7.6%
1,621	Cerner Corp.	117,182
2,440	Medtronic Plc	253,565
462	Veeva Systems, Inc. *	129,910
1,841	Zimmer Biomet Holdings, Inc.	250,634
		751,291
Materials: 5.4%
4,704	Compass Minerals International, Inc. †	279,182
8,760	Corteva, Inc.	252,376
		531,558
Media & Entertainment: 3.6%
3,046	Comcast Corp.	140,908
6,729	John Wiley & Sons, Inc.	213,376
		354,284
Pharmaceuticals / Biotechnology: 12.6%
901	Biogen, Inc. *	255,596
4,250	Bristol-Myers Squibb Co.	256,232
3,498	Gilead Sciences, Inc.	221,039
3,004	Merck & Co., Inc.	249,182
7,065	Pfizer, Inc.	259,285
		1,241,334
Retailing: 5.0%
38	Amazon.com, Inc. *	119,652
1,072	Tiffany & Co.	124,191
2,719	Yum! Brands, Inc.	248,245
		492,088
Semiconductor: 8.9%
4,274	Applied Materials, Inc.	254,089
4,529	Intel Corp.	234,512
416	Lam Research Corp.	138,008
2,423	Microchip Technology, Inc. †	248,987
		875,596
Software & Services: 13.1%
2,178	Aspen Technology, Inc. *	275,713
4,189	Blackbaud, Inc. *	233,872
2,241	Guidewire Software, Inc. *	233,669
593	Microsoft Corp.	124,726
1,125	Salesforce.com, Inc. *	282,735
293	ServiceNow, Inc. *	142,105
		1,292,820
Utilities: 1.2%
1,457	Dominion Energy, Inc.	115,001
Total Common Stocks (Cost: $9,257,585)		9,857,862
MONEY MARKET FUND: 0.2% (Cost: $22,358)

22,358	Invesco Treasury Portfolio - Institutional Class	22,358
Total Investments: 100.2% (Cost: $9,279,943)		9,880,220
Liabilities in excess of other assets: (0.2)%		(21,164)
NET ASSETS: 100.0%		$9,859,056

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $115,030.

Summary of Investments by Sector	% of Investments	Value
Communication Services	3.6%	$354,284
Consumer Discretionary	7.4	734,551
Consumer Staples	10.9	1,080,278
Energy	2.4	233,247
Financials	16.0	1,576,059
Health Care	20.2	1,992,625
Industrials	10.8	1,071,843
Information Technology	21.9	2,168,416
Materials	5.4	531,558
Utilities	1.2	115,001
Money Market Fund	0.2	22,358
	100.0%	$9,880,220

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.4% (a)
26,982	iShares Barclays Aggregate Bond Fund	$3,185,495
22,921	iShares MSCI Canada ETF †	628,265
71,319	iShares MSCI Eurozone ETF †	2,704,417
23,492	iShares MSCI Pacific ex Japan ETF †	953,305
5,246	iShares MSCI South Korea Capped ETF †	342,774
17,764	iShares MSCI Switzerland Capped ETF	729,567
9,454	iShares MSCI United Kingdom ETF †	240,982
29,162	iShares Russell 1000 Growth Index Fund	6,324,946
51,562	iShares Russell 1000 Value ETF	6,091,019
6,876	iShares Russell 2000 Growth ETF	1,523,172
13,730	iShares Russell 2000 Value ETF †	1,363,801
40,911	JPMorgan BetaBuilders Japan ETF	1,009,274
57,247	Vanguard FTSE Emerging Markets ETF	2,475,360
36,063	Vanguard Total Bond Market ETF	3,181,478
Total Exchange Traded Funds (Cost: $27,881,776)		30,753,855
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8% (Cost: $1,477,364)
Money Market Fund: 4.8%
1,477,364	State Street Navigator Securities Lending Government Money Market Portfolio	1,477,364
Total Investments: 105.2% (Cost: $29,359,140)		32,231,219
Liabilities in excess of other assets: (5.2)%		(1,593,341)
NET ASSETS: 100.0%		$30,637,878

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/
†	Security fully or partially on loan. Total market value of securities on loan is $5,917,539.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Funds	100.0%	$30,753,855